ANNUAL REPORT                                                 GE LIFESTYLE FUNDS
SEPTEMBER 30, 2002

                                                             GE ALLOCATION FUNDS
                                                 GE CONSERVATIVE ALLOCATION FUND
                                                     GE MODERATE ALLOCATION FUND
                                                   GE AGGRESSIVE ALLOCATION FUND

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[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.

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                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT ..........................................        2

PERFORMANCE SUMMARY


     GE Conservative Allocation Fund ...............................        4


     GE Moderate Allocation Fund ...................................        5


     GE Aggressive Allocation Fund .................................        6


     Portfolio Manager's Biography .................................        7


NOTES TO PERFORMANCE ...............................................        7


FINANCIAL STATEMENTS

     Financial Highlights ..........................................        8


     Statements of Net Assets ......................................       10


     Statements of Operations ......................................       13


     Statements of Changes in Net Assets ...........................       14


     Notes to Financial Statements .................................       15


REPORT OF INDEPENDENT ACCOUNTANTS ..................................       18


TAX INFORMATION ....................................................       19


ADDITIONAL INFORMATION .............................................       20


INVESTMENT TEAM ....................................................       22



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Attached is the annual report for the GE LifeStyle Funds for the 12-month period ended September 30, 2002. I encourage you to read this letter for a view of what has been going on in the investment markets over the past few years and some ideas on how to prepare for your financial future. More specific information about the performance of each GE LifeStyle Fund is also included in this publication, including commentaries from each of our portfolio managers and detailed data on each specific Fund.

MARKET OVERVIEW
The last 12 months began on a very somber note. The U.S. was still coping with the tragedy of the terrorist attacks that shocked America on September 11, 2001. The nation was in the midst of determining its next steps to respond to the attacks, and protect against future attacks. It was clearly a time of uncertainty and concern. The U.S. economy initially appeared to be dealt a serious blow by the attacks, but it quickly began to show positive movement. After declining through the first nine months of 2001, the economy grew modestly in the fourth quarter. To help the situation, the Federal Reserve continued to reduce short-term interest rates in the closing months of the year, as it had throughout 2001. That seemed to create a more favorable atmosphere, both for the economy and the equity markets, as we entered 2002.

The economy maintained its strength through the first quarter of 2002, but other concerns began to capture the nation's attention. Domestically, the first of what turned out to be a string of corporate accounting scandals came to light, most notably the Enron case. Overseas, growing tensions in the Middle East and Asia were fanning fears about a broader world conflict. These and other matters began to generate a sense of unease for investors.

As the year continued, even the recovering U.S. economy became a growing concern. While the economy generated solid growth in the first quarter of 2002, it slowed significantly during the second quarter, and, by the end of the 12-month period, while the economy was holding its own, it certainly wasn't enjoying a traditional post-recession bounce.

After enjoying a solid start to the 12-month period, beginning in October 2001, equity markets have mostly struggled in 2002, sending stock indices to what are likely to be their third consecutive calendar year of losses. Investor confidence was clearly shaken by continued revelations of corporate malfeasance, beginning with Enron, but continuing with other prominent firms including Global Crossing, Adelphia and Worldcom. Stocks declined most significantly beginning in the summer of 2002 and continuing through September. By the end of the period, stocks, as measured by the Standard & Poor's 500, dropped 45% from the highs they reached in early 2000. It was a decline that matched the last significant bear market in America, which took place in 1973 and 1974. For the 12-month period, the Dow Jones Industrial Average lost 14.2%, while the S & P 500 and the technology-heavy NASDAQ Composite Index both declined by 21%.

Bond markets once again proved to be a safer haven for investors over the past 12 months. It wasn't expected to necessarily be that way, with the economy initially showing positive signs of growth early in the period. Rates edged higher on longer-term bonds through the early months of 2002, but, as confidence about the strength of the economic rebound began to erode, interest rates reversed course. By the end of September, 2002, rates on 30-year and 10-year U.S. Treasury securities reached their lowest levels in years. Interest rates on short-term securities declined slightly, but not as dramatically. This was consistent with the policy of the Federal Reserve, which took a neutral stance on changing interest rates in the first nine months of 2002. Some segments of the bond market, most notably corporate debt securities, had more difficulties, as they seemed to be negatively affected by some of the same issues that plagued the equity markets during the period.

Foreign equity markets also went through some difficulties during the past year. Generally, they held up better than U.S. stocks, but offered little refuge from what proved to be a fairly pessimistic view of the global economic environment. There were some exceptions, most notably among emerging market nations. A select group of these developing markets showed surprising strength in the past year. More industrialized nations generally had a more difficult time. One notable trend that took hold in 2002 was the weakening of the U.S. dollar, which temporarily helped to boost returns for U.S. investors in overseas markets. But it wasn't enough to overcome a generally negative investment environment.

MARKET OUTLOOK
The U.S. economy has shown a fair amount of resilience over the past year, despite facing a number of challenges. Consumer spending has helped to keep the economy moving in a positive direction, but there is some concern about whether consumers can continue to carry the ball. Corporate spending has remained a sore spot, with little indication that a significant change is in the offing. That continues to raise concerns about the direction of the economy. On the positive side, even at modest levels, a growing economy has helped some companies begin to improve their profit picture. That is likely to create a more favorable environment for equity investors, helping to overcome some of the impact of the past two-and-a-half years of extremely challenging markets. If the economy can grow at more significant rates, that should provide a further boost to stocks. The bond market ended

--------------------------------------------------------------------------------

the period with interest rates at extremely low levels, and they are unlikely to go much lower from here. That could create some short-term risk in the bond market, though expectations for modest inflation can help to maintain a fair amount of stability. Foreign equity markets are likely to benefit from an improved global economic environment if that comes to pass, though ongoing concerns about world tensions may come into play in the performance of overseas stocks.

MAKING YOUR WAY THROUGH A MUDDY MARKET
This has been one of the most challenging markets that investors have faced in the past quarter-century. We will all welcome the time when we can officially lay this bear market to rest. However, it doesn't mean that making money in the markets will once again become as easy as it seemed in the late 1990s. A number of challenges face the markets as we approach 2003. At the same time, Americans need to also be applauded for their resolve in the face of many challenging obstacles. Despite unprecedented news, ranging from terrorist attacks to corporate accounting fraud, most investors appear to be convinced that over the long run, economic fundamentals will improve and that the markets will again provide positive opportunities.

That's an important position to maintain as we look to the future. As has been the case throughout its history, America often responds to challenges with results that are positive for investors. Most important is for you to take full advantage of the opportunity to own a well-diversified portfolio that appropriately allocates assets among different investments. Your portfolio should be designed to achieve the results you desire within a level of risk you can manage given your circumstances and the time you have to reach your goals.

At GE LifeStyle Funds, we take seriously our commitment to helping you make your goals a reality. Like you, we are focused on the long-term possibilities that the investment markets have to offer and continue to work hard to position our portfolios in ways that give you the best opportunity for success.


Sincerely,

/S/MICHAEL J. COSGROVE

Michael J. Cosgrove
CHAIRMAN, GE LIFESTYLE FUNDS

NOVEMBER 1, 2002


MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET MANAGEMENT AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

GE CONSERVATIVE ALLOCATION FUND                              PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted--plot points as follows:]


                       GE
                   Conservative
                   Allocation            Composite            S&P 500         Russell 2000              MSCI EAFE
                       Fund               Index**              Index              Index                   Index
12/31/98             10,000.00           10,000.00           10,000.00          10,000.00               10,000.00
3/99                 10,160.00           10,104.40           10,496.48           9,452.92               10,139.15
9/99                 10,270.00           10,242.71           10,535.63          10,229.68               10,853.10
3/00                 11,258.67           11,217.09           12,403.62          12,974.83               12,683.07
9/00                 11,279.16           11,213.04           11,930.93          12,638.12               11,198.23
3/01                 11,189.72           10,723.26            9,693.12          11,002.57                9,401.22
9/01                 10,943.67           10,483.26            8,750.33           9,965.69                7,985.43
3/02                 11,522.72           11,044.71            9,713.04          12,555.93                8,585.74
9/02                 10,584.27           10,087.57            6,957.39           9,048.74                6,745.38




                      LB
                   Aggregate             90 Day
                  Bond Index              T-Bill
12/31/98            10,000.00            10,000.00
3/99                 9,950.49            10,111.29
9/99                 9,929.98            10,345.68
3/00                10,136.68            10,623.84
9/00                10,624.14            10,940.23
3/01                11,406.89            11,240.76
9/01                12,000.27            11,433.77
3/02                12,016.93            11,539.37
9/02                13,031.86            11,636.64



PORTFOLIO ALLOCATION TO FUNDS AT 9/30/02*
--------------------------------------------------------------------------------
                                           TARGET     ACTUAL
GE Fixed Income Fund                       53.0%       56.4%
GE U.S. Equity Fund                        28.0%       28.9%
GE International Equity Fund               12.0%       12.3%
GE Small-Cap Value Equity Fund              5.0%        5.3%
Other                                       2.0%       (2.9)%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2002
--------------------------------------------------------------------------------
                                          ONE         THREE         SINCE
                                          YEAR        YEAR        INCEPTION
--------------------------------------------------------------------------------

GE CONSERVATIVE ALLOCATION FUND          (3.28)%      1.01%           1.53%
Composite Index**                        (3.77)%     (0.51)%          0.23%
LB Aggregate Bond Index                   8.60%       9.48%           7.32%
S&P 500 Index                           (20.49)%    (12.92)%         (9.22)%
MSCI EAFE Index                         (15.53)%    (14.66)%         (9.97)%
Russell 2000 Index                       (9.20)%     (4.01)%         (2.63)%
90 Day T-Bill                             1.77%       4.00%           4.12%
--------------------------------------------------------------------------------

The GE Conservative Allocation Fund declined 3.28% for the one-year period ended September 30, 2002. The Fund outperformed its Composite Index, which lost 3.77% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 46% of the Fund is allocated to equities. U.S. Equities account for 34% of the Fund, with 29% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 56% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was due to positive results in fixed income, and good stock selection in U.S. and international equities. More than half of the Fund is allocated to fixed income. Performance benefited by our decision to hold a reduced position in the credit sector and tactical allocations into mortgage backed securities. The fixed income markets provided bond investors with a healthy return, which included price appreciation as well as coupon income. The U.S. equity markets declined during this period. However, the Fund outperformed its composite benchmark in both core U.S. equity stocks and U.S. small-cap equity stocks, primarily due to a decision to underemphasize the struggling technology and telecommunications sectors. The international markets were affected by three major external factors -- a global economic slowdown that lasted several quarters; a loss in confidence in management and business practices; and, more recently, the threat of war with Iraq. We continue to believe that this investment strategy will provide solid results especially when markets are reflecting economic uncertainty.



* AS A PERCENTAGE OF NET ASSETS
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE MODERATE ALLOCATION FUND                                 PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted--plot points as follows:]


                       GE
                     Moderate
                    Allocation           Composite            S&P 500         Russell 2000              MSCI EAFE
                       Fund               Index**              Index              Index                   Index
12/31/98             10,000.00           10,000.00           10,000.00          10,000.00               10,000.00
3/99                 10,240.00           10,159.13           10,496.48           9,452.92               10,139.15
9/99                 10,390.00           10,444.35           10,535.63          10,229.68               10,853.10
3/00                 11,761.17           11,866.90           12,403.62          12,974.83               12,683.07
9/00                 11,465.61           11,542.19           11,930.93          12,638.12               11,198.23
3/01                 10,948.88           10,470.26            9,693.12          11,002.57                9,401.22
9/01                 10,335.83            9,829.15            8,750.33           9,965.69                7,985.43
3/02                 11,210.23           10,772.68            9,713.04          12,555.93                8,585.74
9/02                  9,504.08            9,048.52            6,957.39           9,048.74                6,745.38


                                                                 CS First
                                                LB                Boston
                        MSCI EMF             Aggregate          High Yield            90 Day
                          Index             Bond Index             Index              T-Bill
12/31/98                 10,000.00            10,000.00          10,000.00            10,000.00
3/99                     11,243.69             9,950.49          10,164.78            10,111.29
9/99                     13,265.95             9,929.98          10,117.41            10,345.68
3/00                     17,043.79            10,136.68          10,195.43            10,623.84
9/00                     13,320.92            10,624.14          10,311.57            10,940.23
3/01                     10,916.39            11,406.89          10,272.68            11,240.76
9/01                      8,893.18            12,000.27           9,801.96            11,433.77
3/02                     12,543.65            12,016.93          10,616.97            11,539.37
9/02                      9,618.20            13,031.86          10,080.86            11,636.64


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/02*
--------------------------------------------------------------------------------
                                           TARGET     ACTUAL
GE U.S. Equity Fund                        34.0%       33.3%
GE Fixed Income Fund                       28.0%       29.3%
GE International Equity Fund               19.0%       18.5%
GE Small-Cap Value Equity Fund             12.0%       12.2%
GE High Yield Fund                          5.0%        5.2%
Other                                       2.0%        1.5%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2002
--------------------------------------------------------------------------------
                                          ONE          THREE          SINCE
                                          YEAR         YEAR          INCEPTION
--------------------------------------------------------------------------------

GE MODERATE ALLOCATION FUND              (8.05)%      (2.93)%         (1.35)%
Composite Index**                        (7.94)%      (4.67)%         (2.63)%
LB Aggregate Bond Index                   8.60%        9.48%           7.32%
S&P 500 Index                           (20.49)%     (12.92)%         (9.22)%
MSCI EAFE Index                         (15.53)%     (14.66)%         (9.97)%
Russell 2000 Index                       (9.20)%      (4.01)%         (2.63)%
CS First Boston High Yield Index          2.85%       (0.12)%          0.21%
90 Day T-Bill                             1.77%        4.00%           4.12%
--------------------------------------------------------------------------------

The GE Moderate Allocation Fund declined 8.05% for the one-year period ended September 30, 2002. The Fund's Composite Index lost 7.94% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 64% of the Fund is allocated to equities. U.S. Equities account for 45% of the Fund, with 33% allocated to core equity and 12% to small-cap equities. International equities comprise 19% of the Fund. Approximately 34% of the Fund is allocated to fixed income securities. The fixed income weighting includes 29% in core fixed income, 5% in high yield securities, and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index (included until May 2002 when the GE Emerging Markets Fund was eliminated from the Fund), the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index, and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was due to the asset allocation strategy of the Fund. More than 64% of the Fund is allocated to equities. The U.S. equity markets declined during this period. However, the Fund outperformed its composite benchmark in both core U.S. equity stocks and U.S. small-cap equity stocks, primarily due to a decision to underemphasize the struggling technology and telecommunications sectors. The international markets were affected by three major external factors -- a global economic slowdown that lasted several quarters; a loss in confidence in management and business practices; and, more recently, the threat of war with Iraq. The fixed income markets provided bond investors with a healthy return, which included price appreciation as well as coupon income. Performance benefited by our decision to hold a reduced position in the credit sector and tactical allocations into mortgage backed securities. We believe this investment strategy will provide positive results in strong equity markets, and conversely, when markets retreat, the fixed income allocation is likely to cushion negative returns


* AS A PERCENTAGE OF NET ASSETS
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE AGGRESSIVE ALLOCATION FUND                                PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted--plot points as follows:]


                        GE
                    Aggressive
                    Allocation           Composite            S&P 500         Russell 2000              MSCI EAFE
                       Fund               Index**              Index              Index                   Index
12/31/98             10,000.00           10,000.00           10,000.00          10,000.00               10,000.00
3/99                 10,340.00           10,175.90           10,496.48           9,452.92               10,139.15
9/99                 10,560.00           10,589.59           10,535.63          10,229.68               10,853.10
3/00                 12,325.49           12,428.09           12,403.62          12,974.83               12,683.07
9/00                 11,788.72           11,835.99           11,930.93          12,638.12               11,198.23
3/01                 10,920.34           10,286.08            9,693.12          11,002.57                9,401.22
9/01                 10,073.80            9,348.81            8,750.33           9,965.69                7,985.43
3/02                 11,234.38           10,586.75            9,713.04          12,555.93                8,585.74
9/02                  8,967.89            8,291.54            6,957.39           9,048.74                6,745.38


                                                            CS First
                                           LB                Boston
                   MSCI EMF             Aggregate          High Yield            90 Day
                     Index             Bond Index             Index               T-Bill
12/31/98           10,000.00            10,000.00          10,000.00            10,000.00
3/99               11,243.69             9,950.49          10,164.78            10,111.29
9/99               13,265.95             9,929.98          10,117.41            10,345.68
3/00               17,043.79            10,136.68          10,195.43            10,623.84
9/00               13,320.92            10,624.14          10,311.57            10,940.23
3/01               10,916.39            11,406.89          10,272.68            11,240.76
9/01                8,893.18            12,000.27           9,801.96            11,433.77
3/02               12,543.65            12,016.93          10,616.97            11,539.37
9/02                9,618.20            13,031.86          10,080.86            11,636.64


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/02*
--------------------------------------------------------------------------------
                                           TARGET     ACTUAL
GE U.S. Equity Fund                        38.0%       37.2%
GE International Equity Fund               24.0%       23.2%
GE Small-Cap Value Equity Fund             20.0%       20.4%
GE Fixed Income Fund                        9.0%        9.7%
GE High Yield Fund                          7.0%        7.3%
Other                                       2.0%        2.2%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2002
--------------------------------------------------------------------------------
                                          ONE        THREE        SINCE
                                         YEAR        YEAR       INCEPTION
--------------------------------------------------------------------------------
GE AGGRESSIVE ALLOCATION FUND          (10.98)%     (5.30)%      (2.86)%
Composite Index**                      (11.31)%     (7.83)%      (4.87)%
LB Aggregate Bond Index                  8.60%       9.48%        7.32%
S&P 500 Index                          (20.49)%    (12.92)%      (9.22)%
MSCI EAFE Index                        (15.53)%    (14.66)%      (9.97)%
Russell 2000 Index                      (9.20)%     (4.01)%      (2.63)%
CS First Boston High Yield Index         2.85%      (0.12)%       0.21%
90 Day T-Bill                            1.77%       4.00%        4.12%
--------------------------------------------------------------------------------

The GE Aggressive Allocation Fund declined 10.98% for the one-year period ended September 30, 2002. The Fund outperformed its Composite Index, which lost 11.31% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income due to its long-term goal of capital appreciation. Approximately 81% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 37% allocated to core equity and 21% to small-cap equities. International equities comprise 23% of the Fund. Approximately 17% of the Fund is allocated to fixed income securities. The fixed income weighting includes 10% in core fixed income, 7% in high yield securities, and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index (included until May 2002 when the GE Emerging Markets Fund was eliminated from the Fund), the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index, and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was due to the asset allocation strategy of the Fund. More than 81% of the Fund is allocated to equities, with approximately 58% allocated to U.S. equities. The U.S. equity markets declined during this period. However, the Fund outperformed its composite benchmark in both core U.S. equity stocks and U.S. small-cap equity stocks, primarily due to a decision to underemphasize the struggling technology and telecommunications sectors. The international markets were affected by three major external factors -- a global economic slowdown that lasted several quarters; a loss in confidence in management and business practices; and, more recently, the threat of war with Iraq. The fixed income markets provided bond investors with a healthy return, which included price appreciation as well as coupon income. Performance benefited by our decision to hold a reduced position in the credit sector and tactical allocations into mortgage backed securities. We believe this investment strategy will provide positive results in strong equity markets, and conversely, when markets retreat, the fixed income allocation is likely to cushion negative returns.


* AS A PERCENTAGE OF NET ASSETS
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE ASSET MANAGEMENT.

GENE BOLTON IS THE PORTFOLIO MANAGER OF GE ALLOCATION FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE ASSET MANAGEMENT, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE IS RESPONSIBLE FOR MANAGING GEAM'S U.S. EQUITY OPERATION AND ALSO PERSONALLY MANAGES THE US EQUITY SELECT STRATEGY. GENE JOINED GE IN 1964 AND, AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. HIS EXPERIENCE INCLUDES ASSIGNMENTS WITH GE'S MEDICAL SYSTEMS AND MAJOR APPLIANCE BUSINESSES AS WELL AS CORPORATE FINANCE. JOINING GE ASSET MANAGEMENT IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND MANAGED A GE PENSION FUND PORTFOLIO THROUGH 1991 WHEN HE WAS NAMED TO HIS PRESENT POSITION. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PLAN AS WELL AS CHAIRMAN OF GEAM'S ASSET ALLOCATION COMMITTEE. HE IS ALSO A TRUSTEE OF RENSSELAER POLYTECHNIC INSTITUTE AND CHAIRMAN OF THEIR INVESTMENT COMMITTEE, A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, AND A PAST MEMBER OF THE NEW YORK STOCK EXCHANGE PENSION ADVISORY COMMITTEE. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A BA DEGREE IN BUSINESS AND MANAGEMENT.


NOTES TO PERFORMANCE (unaudited)
--------------------------------------------------------------------------------
Information on the preceding pages relating to the Funds' one year total return and portfolio allocation is audited, all other information on the performance pages is unaudited.

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

The Adviser has voluntarily agreed to waive and/or bear certain fees and expenses of both the Funds and the underlying GE Funds. Without these provisions, the performance returns would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index (S&P 500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond), the Russell 2000 Index (Russell 2000), the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF) and the Credit Suisse First Boston Global High Yield Index (CS First Boston High Yield) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The MSCI EAFE is a composite of 913 foreign securities traded in 21 developed markets representing Europe, Australasia and Far East. The LB Aggregate is a composite of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EMF, which was included until May 2002 when the GE Emerging Markets Fund was eliminated from the Fund, is a composite of securities available to non-domestic investors traded in 25 emerging markets. The CS First Boston High Yield is a composite of below investment-grade corporate bonds issued in the United States. The 90 Day T-Bill is the average return on three month U.S. Treasury Bills. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

Total returns for the Composite Index are derived by applying each underlying Fund's target allocations to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE and the MSCI EMF; for the fixed income bond market, the LB Aggregate Bond and the CS First Boston High Yield; and for cash and cash equivalents, the 90 Day T-Bill.

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          GE CONSERVATIVE
                                                                                             ALLOCATION
                                                                                                FUND

                                                                    9/30/02(d)       9/30/01         9/30/00      9/30/99(a)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                          --             --              --          12/31/98
Net asset value, beginning of period ...........................    $ 10.23         $ 11.01         $  10.27         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ..........................................       0.53            0.63             0.37           0.13
Net realized and unrealized gains (losses)
   on investments ..............................................      (0.79)(c)       (0.93)            0.63           0.14
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .................      (0.26)          (0.30)            1.00           0.27
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................       0.57            0.39             0.26            --
   Net realized gains ..........................................       0.49            0.09              --             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................................       1.06            0.48             0.26            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................................    $  8.91         $ 10.23          $ 11.01         $10.27
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B) ...............................................      (3.28)%         (2.97)%           9.83%          2.70%


RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....................    $   970         $13,256          $39,780         $  841
   Ratios to average net assets:
     Net investment income* ....................................       5.21%           3.62%            3.47%          3.09%
     Net expenses* .............................................       0.20%           0.20%            0.20%          0.20%
     Gross expenses* ...........................................       0.24%           0.33%            0.36%          2.47%
   Portfolio turnover rate .....................................         29%             21%              44%           140%
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A)  INFORMATION IS FOR THE PERIOD DECEMBER 31, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30,
     1999.

(B)  TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS,
     TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.

(C)  DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE
     INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT
     OF OPERATIONS.

(D)  PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

----------------
See Notes to Financial Statements.

                                                                                         GE MODERATE
                                                                                         ALLOCATION
                                                                                            FUND

                                                                  9/30/02        9/30/01         9/30/00        9/30/99(a)
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                      --             --              --            12/31/98
Net asset value, beginning of period ...........................$  9.61          $11.25          $ 10.39          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ..........................................   0.36            0.38             0.28            0.08
Net realized and unrealized gains (losses)
   on investments ..............................................  (1.05)          (1.43)            0.79            0.31
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .................  (0.69)          (1.05)            1.07            0.39
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................   0.41            0.31             0.20              --
   Net realized gains ..........................................   0.21            0.28             0.01              --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................................   0.62            0.59             0.21              --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................................$  8.30          $ 9.61          $ 11.25          $10.39
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B) ...............................................  (8.05)%         (9.85)%          10.35%           3.90%


RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....................$ 6,442          $9,718          $19,817          $8,422
   Ratios to average net assets:
     Net investment income* ....................................   3.77%           3.01%            2.49%           1.98%
     Net expenses* .............................................   0.20%           0.20%            0.20%           0.20%
     Gross expenses* ...........................................   0.21%           0.46%            0.49%           0.45%
   Portfolio turnover rate .....................................     23%             24%              53%             18%
---------------------------------------------------------------------------------------------------------------------------------


                                                                                       GE AGGRESSIVE
                                                                                        ALLOCATION
                                                                                           FUND

                                                                 9/30/02         9/30/01         9/30/00       9/30/99(a)
-----------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                     --              --              --           12/31/98
Net asset value, beginning of period ...........................$  9.52         $ 11.64          $ 10.56         $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ..........................................   0.41            0.32             0.18           0.03
Net realized and unrealized gains (losses)
   on investments ..............................................  (1.40)          (1.94)            1.04           0.53
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .................  (0.99)          (1.62)            1.22           0.56
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................   0.30            0.24             0.13             --
   Net realized gains ..........................................    --             0.26             0.01             --
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ............................................   0.30            0.50             0.14             --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .................................$  8.23         $  9.52          $ 11.64         $10.56
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B) ............................................... (10.98)%        (14.55)%          11.64%          5.60%


RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ....................$ 6,471          $9,719          $26,487         $7,339
   Ratios to average net assets:
     Net investment income* ....................................   4.24%           2.47%            1.43%          0.99%
     Net expenses* .............................................   0.20%           0.20%            0.20%          0.20%
     Gross expenses* ...........................................   0.21%           0.41%            0.44%          0.61%
   Portfolio turnover rate .....................................     27%             21%              38%            10%
------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION FUND
September 30, 2002
---------------------------------------------------------------------------------------------------------------------------


                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 105.1%
---------------------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y) .................................................           42,970              $   547,439
GE U.S. Equity Fund (Class Y) ..................................................           13,808                  279,751
GE International Equity Fund (Class Y) .........................................           12,571                  119,676
GE Small-Cap Value Equity Fund (Class Y) .......................................            4,452                   51,555
GEI Short-Term Investment Fund .................................................           20,686                   20,686

TOTAL INVESTMENTS
   (COST $1,095,397) ...........................................................                               $ 1,019,107
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (5.1)%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                     2,996
Liabilities ....................................................................                                   (52,046)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                   (49,050)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100% .............................................................                               $   970,057
---------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                               $ 2,171,771
Undistributed net investment income ............................................                                   171,547
Accumulated net realized loss ..................................................                                (1,296,971)
Net unrealized depreciation on investments .....................................                                   (76,290)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $   970,057
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........................................                                   108,895
Net asset value per share ......................................................                                     $8.91


-----------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE MODERATE ALLOCATION FUND
September 30, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................................          105,886              $ 2,145,251
GE Fixed Income Fund (Class Y) .................................................          148,142                1,887,324
GE International Equity Fund (Class Y) .........................................          125,163                1,191,551
GE Small-Cap Value Equity Fund (Class Y) .......................................           67,870                  785,934
GE High Yield Fund (Class Y) ...................................................           60,844                  335,856
GEI Short-Term Investment Fund .................................................           95,900                   95,900

TOTAL INVESTMENTS
   (COST $8,322,202) ...........................................................                               $ 6,441,816
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                     4,174
Liabilities ....................................................................                                    (4,207)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                       (33)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100% .............................................................                               $ 6,441,783
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                 9,247,108
Undistributed net investment income ............................................                                   140,181
Accumulated net realized loss ..................................................                                (1,065,120)
Net unrealized depreciation on investments .....................................                                (1,880,386)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $ 6,441,783
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........................................                                   776,004
Net asset value per share ......................................................                                     $8.30

* Less than 0.1%

----------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE AGGRESSIVE ALLOCATION FUND
September 30, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..................................................          118,781              $ 2,406,502
GE International Equity Fund (Class Y) .........................................          158,118                1,505,281
GE Small-Cap Value Equity Fund (Class Y) .......................................          113,997                1,320,080
GE Fixed Income Fund (Class Y) .................................................           49,027                  624,610
GE High Yield Fund (Class Y) ...................................................           85,423                  471,535
GEI Short-Term Investment Fund .................................................          142,930                  142,930

TOTAL INVESTMENTS
   (COST $8,852,692) ...........................................................                               $ 6,470,938
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                     1,852
Liabilities ....................................................................                                    (1,941)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                       (89)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100% .............................................................                               $ 6,470,849
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                10,628,983
Undistributed net investment income ............................................                                   214,957
Accumulated net realized loss ..................................................                                (1,991,337)
Net unrealized depreciation on investments .....................................                                (2,381,754)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $ 6,470,849
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........................................                                   786,650
Net asset value per share ......................................................                                     $8.23

* Less than 0.1%

----------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the year ended September 30, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                           GE CONSERVATIVE              GE MODERATE              GE AGGRESSIVE
                                                             ALLOCATION                 ALLOCATION                ALLOCATION
                                                                FUND                       FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend ..........................................    $ 104,193                  $ 170,047                 $ 265,694
      Interest ..........................................      108,572                    155,521                    94,989
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .........................................      212,765                    325,568                   360,683
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ..................        7,932                     16,434                    16,257
      Transfer agent fees ...............................          934                        653                       646
      Trustees fees .....................................          398                        277                       274
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ..................        9,264                     17,364                    17,177
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by
         the Adviser ....................................       (1,332)                      (931)                     (920)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ......................................        7,932                     16,433                    16,257
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ................................      204,833                    309,135                   344,426
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized loss on investments ......................     (816,464)                  (614,320)                 (836,721)
      Change in unrealized appreciation/
         (depreciation) on investments ..................      941,230                   (150,124)                 (139,839)
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments .................................      124,766                   (764,444)                 (976,560)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .........................    $ 329,599                  $(455,309)                $(632,134)
------------------------------------------------------------------------------------------------------------------------------------


----------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended September 30, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                          GE CONSERVATIVE             GE MODERATE             GE AGGRESSIVE
                                                            ALLOCATION                ALLOCATION               ALLOCATION
                                                               FUND                      FUND                     FUND

                                                         YEAR         YEAR          YEAR        YEAR          YEAR       YEAR
                                                         ENDED        ENDED         ENDED       ENDED         ENDED      ENDED
                                                        9/30/02      9/30/01       9/30/02     9/30/01       9/30/02    9/30/01
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..................... $    204,833  $ 1,130,052   $    309,135  $   491,338  $  344,426  $   503,880
      Net realized gain (loss) on investments ...     (816,464)     141,561       (614,320)    (114,944)   (836,721)  (1,075,199)
      Net increase (decrease) in unrealized
         appreciation / (depreciation)
         on investments .........................      941,230   (1,478,489)      (150,124)  (1,666,170)   (139,839)  (1,821,004)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations ...      329,599     (206,876)      (455,309)  (1,289,776)   (632,134)  (2,392,323)
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .....................     (661,323)  (1,370,123)      (400,413)    (540,000)   (294,598)    (518,000)
      Net realized gains ........................     (570,264)    (301,724)      (204,324)    (483,133)        --      (564,415)
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions ..........................   (1,231,587)  (1,671,847)      (604,737)  (1,023,133)   (294,598)  (1,082,415)
------------------------------------------------------------------------------------------------------------------------------------
      Decrease in net assets from
         operations and distributions ...........     (901,988)  (1,878,723)    (1,060,046)  (2,312,909)   (926,732)  (3,474,738)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ..............      436,922    1,923,784      1,314,135    1,832,349   1,272,008    2,095,256
      Value of distributions reinvested .........    1,231,616    1,671,815        604,733    1,023,134     294,598    1,082,413
      Cost of shares redeemed ...................  (13,052,467) (28,240,570)    (4,134,560) (10,642,505) (3,888,135) (16,471,094)
------------------------------------------------------------------------------------------------------------------------------------
      Net decrease from share transactions ......  (11,383,929) (24,644,971)    (2,215,692)  (7,787,022) (2,321,529) (13,293,425)
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL DECREASE IN NET ASSETS ..............  (12,285,917) (26,523,694)    (3,275,738) (10,099,931) (3,248,261) (16,768,163)

NET ASSETS
   Beginning of year ............................   13,255,974   39,779,668      9,717,521   19,817,452   9,719,110   26,487,273
------------------------------------------------------------------------------------------------------------------------------------
   End of year .................................. $    970,057  $13,255,974   $  6,441,783  $ 9,717,521  $6,470,849  $ 9,719,110
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR .................................. $    171,547  $   628,037   $    140,181  $   231,459  $  214,957  $   165,129
------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES
Shares sold by subscription .....................       44,794      178,717        136,588      172,014     129,048      194,170
Shares issued for distributions reinvested ......      129,236      155,953         63,125       96,159      29,401       98,581
Shares redeemed .................................   (1,361,106)  (2,650,748)      (434,562)  (1,018,236)   (392,214)  (1,548,447)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in fund shares .....................   (1,187,076)  (2,316,078)      (234,849)    (750,063)   (233,765)  (1,255,696)
------------------------------------------------------------------------------------------------------------------------------------


----------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  September 30, 2002
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS
GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS  September 30, 2002
--------------------------------------------------------------------------------

At September 30, 2002, information on the tax components of capital is as follows:

                                                                                                                    NET TAX
                                                                                                                  UNREALIZED
                                               COST OF                GROSS TAX              GROSS TAX           APPRECIATION/
                                            INVESTMENTS FOR          UNREALIZED             UNREALIZED          (DEPRECIATION)
                                             TAX PURPOSES           APPRECIATION           DEPRECIATION         ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund              $1,244,996              $  21,324           $   (247,213)        $    (225,889)
GE Moderate Allocation Fund                   8,929,149                116,462             (2,603,795)           (2,487,333)
GE Aggressive Allocation Fund                 9,460,754                 34,188             (3,024,003)           (2,989,815)


                                             APPRECIATION/          UNDISTRIBUTED
                                            (DEPRECIATION)            ORDINARY             UNDISTRIBUTED
                                            ON DERIVATIVES,            INCOME/           LONG-TERM GAINS/        POST OCTOBER
                                          CURRENCY AND OTHER        (ACCUMULATED           (ACCUMULATED             LOSSES
                                               NET ASSETS          ORDINARY LOSS)          CAPITAL LOSS)      (SEE DETAIL BELOW)
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund              $      --                $171,221             $ (149,813)           $ (997,233)
GE Moderate Allocation Fund                         --                 138,159                (53,383)             (402,766)
GE Aggressive Allocation Fund                       --                 212,589               (847,889)             (533,018)

As of September 30, 2002, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

FUND                                     AMOUNT        EXPIRES
--------------------------------------------------------------------------------
GE Conservative Allocation Fund        $149,813         2010
GE Moderate Allocation Fund              53,383         2010
GE Aggressive Allocation Fund             1,767         2009
                                        846,122         2010

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2001 as follows:

POST-OCTOBER LOSS                      CURRENCY     CAPITAL
--------------------------------------------------------------------------------
GE Conservative Allocation Fund           --        $997,233
GE Moderate Allocation Fund               --         402,766
GE Aggressive Allocation Fund             --         533,018


The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended September 30, 2002 was as follows:

                                    ORDINARY       LONG-TERM
                                     INCOME      CAPITAL GAINS
--------------------------------------------------------------------------------
GE Conservative Allocation Fund    $776,867       $454,720
GE Moderate Allocation Fund         408,316        196,421
GE Aggressive Allocation Fund       294,598             --


DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

NOTES TO FINANCIAL STATEMENTS  September 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


3.   FEES AND COMPENSATION PAID TO AFFILIATES
ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity to other Funds advised by GEAM. The Trustees receive an annual fee of $48,000 and an additional fee of $500 per Trustees' meeting attended in person and $250 per telephone meeting. These fees are allocated proportionally among all of the Funds served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the year ended September 30, 2002, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4.   INVESTMENT TRANSACTIONS
PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the year ended September 30, 2002, were as follows:

                                   PURCHASES          SALES
--------------------------------------------------------------------------------
GE Conservative Allocation Fund   $1,099,201      $13,328,570
GE Moderate Allocation Fund        1,825,261        4,175,208
GE Aggressive Allocation Fund      2,150,612        4,322,677


5.   BENEFICIAL INTEREST
The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at September 30, 2002 are:

                 5% OR GREATER SHAREHOLDERS
                 --------------------------
                                  % OF        % OF FUND HELD
                     NUMBER     FUND HELD    BY GE AFFILIATES*
--------------------------------------------------------------------------------
GE Conservative
  Allocation Fund       5           93%              93%
GE Moderate
  Allocation Fund       5           97%              97%
GE Aggressive
  Allocation Fund       5           98%              98%

Investment activities of these shareholders could have a material impact on these Funds.

*INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Trustees of GE LifeStyle Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting GE LifeStyle Funds (the "Trust") at September 30, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, MA
November 22, 2002

TAX INFORMATION  (unaudited)
--------------------------------------------------------------------------------

During the year ended September 30, 2002, the following GE Lifestyle Funds paid to shareholders of record on December 18, 2001 the following long-term capital gain dividends.

FUND                                       PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Conservative
   Allocation Fund                             $0.38859
GE Moderate
   Allocation Fund                              0.20119


Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 53

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE"), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 63

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board, Chief Executive Officer and President of GE Investment Distributors, Inc., a registered broker-dealer, since 1993; Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board and Chief Executive Officer of Centurion Funds, Inc. since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 56

POSITION(S) HELD WITH FUND Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 63

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 35

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since June 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 41

POSITION(S) HELD WITH FUND Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Asset Management Services at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since 1997; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A


NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 56

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 53

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds, Inc. since December 2001.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 55

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 53

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 66

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.;

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 53

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Richard Meisenberg
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE HIGH YIELD FUND
  Stephen F. Esser
  Gordon Loery
  Deanne L. Loughnane -
    Morgan Stanley Investment Management Inc.

  GE U.S. EQUITY FUND
  Team led by Eugene K. Bolton

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated


  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy

  ASSISTANT TREASURER
  Michael M. D'Ambrosio

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher LLP

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

                     [This page is left intentionally blank]

                    [This page is left intentionally blank]

[BLANK PAGE]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT 06905


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
201 MERRITT 7
PO BOX 4800
NORWALK, CT 06856-4800


WWW.GEASSETMANAGEMENT.COM



[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.

                                                                 GE-LSA-2 (9/02)

ANNUAL REPORT                                                 GE LIFESTYLE FUNDS

SEPTEMBER 30, 2002

                                                           GE STRATEGY FUNDS
                                               GE CONSERVATIVE STRATEGY FUND
                                                   GE MODERATE STRATEGY FUND
                                                 GE AGGRESSIVE STRATEGY FUND


                                                           [GE LOGO OMITTED]


[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.

[BLANK PAGE]

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS
-----------------------------------------------------------------------------

LETTER FROM THE PRESIDENT ..............................................    2

PERFORMANCE SUMMARY


     GE Conservative Strategy Fund .....................................    4


     GE Moderate Strategy Fund .........................................    5


     GE Aggressive Strategy Fund .......................................    6


     Portfolio Manager's Biography .....................................    7


NOTES TO PERFORMANCE ...................................................    7

FINANCIAL STATEMENTS

     Financial Highlights ..............................................    8


     Statements of Net Assets ..........................................   10


     Statements of Operations ..........................................   13


     Statements of Changes in Net Assets ...............................   14


     Notes to Financial Statements .....................................   15


REPORT OF INDEPENDENT ACCOUNTANTS ......................................   18


TAX INFORMATION ........................................................   19


ADDITIONAL INFORMATION .................................................   20


INVESTMENT TEAM ........................................................   22



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER

Attached is the annual report for the GE LifeStyle Funds for the 12-month period ended September 30, 2002. I encourage you to read this letter for a view of what has been going on in the investment markets over the past few years and some ideas on how to prepare for your financial future. More specific information about the performance of each GE LifeStyle Fund is also included in this publication, including commentaries from each of our portfolio managers and detailed data on each specific Fund.

MARKET OVERVIEW
The last 12 months began on a very somber note. The U.S. was still coping with the tragedy of the terrorist attacks that shocked America on September 11, 2001. The nation was in the midst of determining its next steps to respond to the attacks, and protect against future attacks. It was clearly a time of uncertainty and concern. The U.S. economy initially appeared to be dealt a serious blow by the attacks, but it quickly began to show positive movement. After declining through the first nine months of 2001, the economy grew modestly in the fourth quarter. To help the situation, the Federal Reserve continued to reduce short-term interest rates in the closing months of the year, as it had throughout 2001. That seemed to create a more favorable atmosphere, both for the economy and the equity markets, as we entered 2002.

The economy maintained its strength through the first quarter of 2002, but other concerns began to capture the nation's attention. Domestically, the first of what turned out to be a string of corporate accounting scandals came to light, most notably the Enron case. Overseas, growing tensions in the Middle East and Asia were fanning fears about a broader world conflict. These and other matters began to generate a sense of unease for investors.

As the year continued, even the recovering U.S. economy became a growing concern. While the economy generated solid growth in the first quarter of 2002, it slowed significantly during the second quarter, and, by the end of the 12-month period, while the economy was holding its own, it certainly wasn't enjoying a traditional post-recession bounce.

After enjoying a solid start to the 12-month period, beginning in October 2001, equity markets have mostly struggled in 2002, sending stock indices to what are likely to be their third consecutive calendar year of losses. Investor confidence was clearly shaken by continued revelations of corporate malfeasance, beginning with Enron, but continuing with other prominent firms including Global Crossing, Adelphia and Worldcom. Stocks declined most significantly beginning in the summer of 2002 and continuing through September. By the end of the period, stocks, as measured by the Standard & Poor's 500, dropped 45% from the highs they reached in early 2000. It was a decline that matched the last significant bear market in America, which took place in 1973 and 1974. For the 12-month period, the Dow Jones Industrial Average lost 14.2%, while the S & P 500 and the technology-heavy NASDAQ Composite Index both declined by 21%.

Bond markets once again proved to be a safer haven for investors over the past 12 months. It wasn't expected to necessarily be that way, with the economy initially showing positive signs of growth early in the period. Rates edged higher on longer-term bonds through the early months of 2002, but, as confidence about the strength of the economic rebound began to erode, interest rates reversed course. By the end of September, 2002, rates on 30-year and 10-year U.S. Treasury securities reached their lowest levels in years. Interest rates on short-term securities declined slightly, but not as dramatically. This was consistent with the policy of the Federal Reserve, which took a neutral stance on changing interest rates in the first nine months of 2002. Some segments of the bond market, most notably corporate debt securities, had more difficulties, as they seemed to be negatively affected by some of the same issues that plagued the equity markets during the period.

Foreign equity markets also went through some difficulties during the past year. Generally, they held up better than U.S. stocks, but offered little refuge from what proved to be a fairly pessimistic view of the global economic environment. There were some exceptions, most notably among emerging market nations. A select group of these developing markets showed surprising strength in the past year. More industrialized nations generally had a more difficult time. One notable trend that took hold in 2002 was the weakening of the U.S. dollar, which temporarily helped to boost returns for U.S. investors in overseas markets. But it wasn't enough to overcome a generally negative investment environment.

MARKET OUTLOOK
The U.S. economy has shown a fair amount of resilience over the past year, despite facing a number of challenges. Consumer spending has helped to keep the economy moving in a positive direction, but there is some concern about whether consumers can continue to carry the ball. Corporate spending has remained a sore spot, with little indication that a significant change is in the offing. That continues to raise concerns about the direction of the economy. On the positive side, even at modest levels, a growing economy has helped some companies begin to improve their profit picture. That is likely to create a more favorable environment for equity investors, helping to overcome some of the impact of the past two-and-a-half years of extremely challenging markets. If the economy can grow at more significant rates, that should provide a further boost to stocks. The bond market ended

--------------------------------------------------------------------------------

the period with interest rates at extremely low levels, and they are unlikely to go much lower from here. That could create some short-term risk in the bond market, though expectations for modest inflation can help to maintain a fair amount of stability. Foreign equity markets are likely to benefit from an improved global economic environment if that comes to pass, though ongoing concerns about world tensions may come into play in the performance of overseas stocks.

MAKING YOUR WAY THROUGH A MUDDY MARKET
This has been one of the most challenging markets that investors have faced in the past quarter-century. We will all welcome the time when we can officially lay this bear market to rest. However, it doesn't mean that making money in the markets will once again become as easy as it seemed in the late 1990s. A number of challenges face the markets as we approach 2003. At the same time, Americans need to also be applauded for their resolve in the face of many challenging obstacles. Despite unprecedented news, ranging from terrorist attacks to corporate accounting fraud, most investors appear to be convinced that over the long run, economic fundamentals will improve and that the markets will again provide positive opportunities.

That's an important position to maintain as we look to the future. As has been the case throughout its history, America often responds to challenges with results that are positive for investors. Most important is for you to take full advantage of the opportunity to own a well-diversified portfolio that appropriately allocates assets among different investments. Your portfolio should be designed to achieve the results you desire within a level of risk you can manage given your circumstances and the time you have to reach your goals.

At GE LifeStyle Funds, we take seriously our commitment to helping you make your goals a reality. Like you, we are focused on the long-term possibilities that the investment markets have to offer and continue to work hard to position our portfolios in ways that give you the best opportunity for success.


Sincerely,

/S/MICHAEL J. COSGROVE

Michael J. Cosgrove
CHAIRMAN, GE LIFESTYLE FUNDS

NOVEMBER 1, 2002


MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET MANAGEMENT AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

GE CONSERVATIVE STRATEGY FUND                                PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Change in Value of a $10,000 Investment
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

            GE Conservative          Composite       S & P 500
              Strategy Fund           Index **           Index
1/5/98            10,000.00          10,000.00       10,000.00
3/98              10,630.00          10,694.99       11,396.13
9/98              10,320.00          10,572.47       10,609.12
3/99              11,312.47          11,662.62       13,508.76
9/99              11,396.97          11,822.26       13,559.15
3/00              12,541.02          12,946.90       15,963.22
9/00              12,563.31          12,942.22       15,354.87
3/01              12,448.97          12,376.92       12,474.86
9/01              12,176.79          12,099.91       11,261.50
3/02              12,771.43          12,747.94       12,500.50
9/02              11,736.91          11,643.20       8,954.02




                                                           LB
               Russell 2000       MSCI EAFE         Aggregate          90 Days
                      Index           Index        Bond Index           T-Bill
1/5/98            10,000.00       10,000.00         10,000.00        10,000.00
3/98              11,010.58       11,470.99         10,155.56        10,127.30
9/98               8,380.56        9,944.75         10,832.19        10,379.12
3/99               9,214.12       12,166.36         10,814.84        10,607.36
9/99               9,971.26       13,023.05         10,792.55        10,853.25
3/00              12,647.07       15,218.90         11,017.20        11,145.06
9/00              12,318.86       13,437.18         11,547.00        11,476.97
3/01              10,724.63       11,280.88         12,397.75        11,792.24
9/01               9,713.94        9,582.02         13,042.68        11,994.73
3/02              12,238.75       10,302.36         13,060.78        12,105.50
9/02               8,820.15        8,094.04         14,163.88        12,207.54


Portfolio Allocation to Funds at 9/30/02*
--------------------------------------------------------------------------------
                                      TARGET         ACTUAL
GE Fixed Income Fund                   53.0%          53.3%
GE U.S. Equity Fund                    28.0%          27.8%
GE International Equity Fund           12.0%          11.8%
GE Small-Cap Value Equity Fund          5.0%           5.0%
Other                                   2.0%           2.1%
--------------------------------------------------------------------------------
Total                                 100.0%         100.0%
--------------------------------------------------------------------------------


Average Annual Total Returns
From January 5, 1998 (inception) through September 30, 2002
--------------------------------------------------------------------------------
                                         ONE          THREE         SINCE
                                        YEAR          YEAR        INCEPTION
--------------------------------------------------------------------------------

GE CONSERVATIVE STRATEGY FUND          (3.61)%        0.98%         3.44%
Composite Index**                      (3.77)%       (0.51)%        3.25%
LB Aggregate Bond Index                 8.60%         9.48%         7.60%
S&P 500 Index                         (20.49)%      (12.92)%       (2.30)%
MSCI EAFE Index                       (15.53)%      (14.66)%       (4.35)%
Russell 2000 Index                     (9.20)%       (4.01)%       (2.61)%
90 Day T-Bill                           1.77%         4.00%         4.29%
--------------------------------------------------------------------------------

The GE Conservative Strategy Fund declined 3.61% for the one-year period ended September 30, 2002. The Fund outperformed its Composite Index, which lost 3.77% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 44% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 11% of the Fund. Approximately 54% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was due to positive results in fixed income, and good stock selection in U.S. and international equities. More than half of the Fund is allocated to fixed income. Performance benefited by our decision to hold a reduced position in the credit sector and tactical allocations into mortgage backed securities. The fixed income markets provided bond investors with a healthy return, which included price appreciation as well as coupon income. The U.S. equity markets declined during this period. However, the Fund outperformed its composite benchmark in both core U.S. equity stocks and U.S. small-cap equity stocks, primarily due to a decision to underemphasize the struggling technology and telecommunications sectors. The international markets were affected by three major external factors -- a global economic slowdown that lasted several quarters; a loss in confidence in management and business practices; and, more recently, the threat of war with Iraq. We continue to believe that this investment strategy will provide solid results especially when markets are reflecting economic uncertainty.


* AS A PERCENTAGE OF NET ASSETS

**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE MODERATE STRATEGY FUND                                    PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Change in Value of a $10,000 Investment
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]



       GE Moderate          Composite        S & P 500      Russell 2000
     Strategy Fund            Index**            Index             Index
1/5/98   10,000.00          10,000.00        10,000.00         10,000.00
3/98     10,880.00          10,906.95        11,396.13         11,010.58
9/98     10,220.00          10,136.00        10,609.12          8,380.56
3/99     11,717.36          11,643.63        13,508.76          9,214.12
9/99     11,857.11          11,970.54        13,559.15          9,971.26
3/00     13,428.16          13,600.96        15,963.22         12,647.07
9/00     13,077.76          13,228.80        15,354.87         12,318.86
3/01     12,462.44          12,000.24        12,474.86         10,724.63
9/01     11,766.50          11,265.44        11,261.50          9,713.94
3/02     12,747.01          12,346.84        12,500.50         12,238.75
9/02     10,799.94          10,370.74         8,954.02          8,820.15





                                                             CS First
          MSCI EAFE         MSCI EMF      LB Aggregate    Boston High           90 Day
              Index            Index        Bond Index    Yield Index           T-Bill
1/5/98    10,000.00        10,000.00         10,000.00    10,000.00          10,000.00
3/98      11,470.99        10,619.34         10,155.56    10,300.57          10,127.30
9/98       9,944.75         6,327.83         10,832.19     9,789.65          10,379.12
3/99      12,166.36         8,394.63         10,814.84    10,223.84          10,607.36
9/99      13,023.05         9,904.48         10,792.55    10,176.20          10,853.25
3/00      15,218.90        12,725.04         11,017.20    10,254.66          11,145.06
9/00      13,437.18         9,945.51         11,547.00    10,371.48          11,476.97
3/01      11,280.88         8,150.27         12,397.75    10,332.37          11,792.24
9/01       9,582.02         6,639.72         13,042.68     9,858.91          11,994.73
3/02      10,302.36         9,365.20         13,060.78    10,678.66          12,105.50
9/02       8,094.04         7,181.03         14,163.88    10,139.43          12,207.54

Portfolio Allocation to Funds at 9/30/02*
--------------------------------------------------------------------------------
                                      TARGET        ACTUAL
GE U.S. Equity Fund                    34.0%         33.6%
GE Fixed Income Fund                   28.0%         28.6%
GE International Equity Fund           19.0%         18.8%
GE Small-Cap Value Equity Fund         12.0%         12.0%
GE High Yield Fund                      5.0%          5.2%
Other                                   2.0%          1.8%
--------------------------------------------------------------------------------
Total                                 100.0%        100.0%
--------------------------------------------------------------------------------


Average Annual Total Returns
From January 5, 1998 (inception) through September 30, 2002
--------------------------------------------------------------------------------
                                          ONE         THREE         SINCE
                                         YEAR         YEAR        INCEPTION
--------------------------------------------------------------------------------
GE MODERATE STRATEGY FUND               (8.21)%      (3.06)%        1.64%
Composite Index**                       (7.94)%      (4.67)%        0.77%
LB Aggregate Bond Index                  8.60%        9.48%         7.60%
S&P 500 Index                          (20.49)%     (12.92)%       (2.30)%
MSCI EAFE Index                        (15.53)%     (14.66)%       (4.35)%
Russell 2000 Index                      (9.20)%      (4.01)%       (2.61)%
CS First Boston High Yield Index         2.85%       (0.12)%        0.29%
90 Day T-Bill                            1.77%        4.00%         4.29%
--------------------------------------------------------------------------------

The GE Moderate Strategy Fund declined 8.21% for the one-year period ended September 30, 2002. The Fund's Composite Index lost 7.94% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 64% of the Fund is allocated to equities. U.S. Equities account for 45% of the Fund, with 33% allocated to core equity and 12% to small-cap equities. International equities comprise 19% of the Fund. Approximately 34% of the Fund is allocated to fixed income securities. The fixed income weighting includes 29% in core fixed income, 5% in high yield securities, and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index (included until May 2002 when the GE Emerging Markets Fund was eliminated from the Fund), the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index, and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was due to the asset allocation strategy of the Fund. More than 64% of the Fund is allocated to equities. The U.S. equity markets declined during this period. However, the Fund outperformed its composite benchmark in both core U.S. equity stocks and U.S. small-cap equity stocks, primarily due to a decision to underemphasize the struggling technology and telecommunications sectors. The international markets were affected by three major external factors -- a global economic slowdown that lasted several quarters; a loss in confidence in management and business practices; and, more recently, the threat of war with Iraq. The fixed income markets provided bond investors with a healthy return, which included price appreciation as well as coupon income. Performance benefited by our decision to hold a reduced position in the credit sector and tactical allocations into mortgage backed securities. We believe this investment strategy will provide positive results in strong equity markets, and conversely, when markets retreat, the fixed income allocation is likely to cushion negative returns


* AS A PERCENTAGE OF NET ASSETS

**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE AGGRESSIVE STRATEGY FUND                                  PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Change in Value of a $10,000 Investment
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]



     GE Aggressive          Composite        S & P 500      Russell 2000
     Strategy Fund            Index**            Index             Index
1/5/98   10,000.00          10,000.00        10,000.00         10,000.00
3/98     11,110.00          11,080.35        11,396.13         11,010.58
9/98     10,150.00           9,764.43        10,609.12          8,380.56
3/99     12,056.03          11,557.61        13,508.76          9,214.12
9/99     12,267.54          12,027.46        13,559.15          9,971.26
3/00     14,359.59          14,115.60        15,963.22         12,647.07
9/00     13,690.94          13,443.10        15,354.87         12,318.86
3/01     12,675.00          11,682.75        12,474.86         10,724.63
9/01     11,731.25          10,618.21        11,261.50          9,713.94
3/02     13,055.25          12,024.24        12,500.50         12,238.75
9/02     10,397.30           9,417.38         8,954.02          8,820.15



                                                           CS First
          MSCI EAFE         MSCI EMF      LB Aggregate  Boston High             90 Day
              Index            Index        Bond Index  Yield Index             T-Bill
1/5/98    10,000.00        10,000.00         10,000.00    10,000.00          10,000.00
3/98      11,470.99        10,619.34         10,155.56    10,300.57          10,127.30
9/98       9,944.75         6,327.83         10,832.19     9,789.65          10,379.12
3/99      12,166.36         8,394.63         10,814.84    10,223.84          10,607.36
9/99      13,023.05         9,904.48         10,792.55    10,176.20          10,853.25
3/00      15,218.90        12,725.04         11,017.20    10,254.66          11,145.06
9/00      13,437.18         9,945.51         11,547.00    10,371.48          11,476.97
3/01      11,280.88         8,150.27         12,397.75    10,332.37          11,792.24
9/01       9,582.02         6,639.72         13,042.68     9,858.91          11,994.73
3/02      10,302.36         9,365.20         13,060.78    10,678.66          12,105.50
9/02       8,094.04         7,181.03         14,163.88    10,139.43          12,207.54


Portfolio Allocation to Funds at 9/30/02*
--------------------------------------------------------------------------------
                                      TARGET        ACTUAL
GE U.S. Equity Fund                    38.0%         37.4%
GE International Equity Fund           24.0%         23.7%
GE Small-Cap Value Equity Fund         20.0%         20.6%
GE Fixed Income Fund                    9.0%          9.6%
GE High Yield Fund                      7.0%          7.1%
Other                                   2.0%          1.6%
--------------------------------------------------------------------------------
Total                                 100.0%        100.0%
--------------------------------------------------------------------------------


Average Annual Total Returns
From January 5, 1998 (inception) through September 30, 2002
--------------------------------------------------------------------------------

                                          ONE         THREE         SINCE
                                          YEAR         YEAR       INCEPTION
--------------------------------------------------------------------------------
GE AGGRESSIVE STRATEGY FUND              (11.37)%     (5.36)%       0.83%
Composite Index**                        (11.31)%     (7.83)%      (1.26)%
LB Aggregate Bond Index                    8.60%       9.48%        7.60%
S&P 500 Index                            (20.49)%    (12.92)%      (2.30)%
MSCI EAFE Index                          (15.53)%    (14.66)%      (4.35)%
Russell 2000 Index                        (9.20)%     (4.01)%      (2.61)%
CS First Boston High Yield Index           2.85%      (0.12)%       0.29%
90 Day T-Bill                              1.77%       4.00%        4.29%
--------------------------------------------------------------------------------


The GE Aggressive Strategy Fund declined 11.37% for the one-year period ended September 30, 2002. The Fund's Composite Index lost 11.31% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income due to its long-term goal of capital appreciation. Approximately 81% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 37% allocated to core equity and 21% to small-cap equities. International equities comprise 23% of the Fund. Approximately 17% of the Fund is allocated to fixed income securities. The fixed income weighting includes 10% in core fixed income, 7% in high yield securities, and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite index which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index (included until May 2002 when the GE Emerging Markets Fund was eliminated from the Fund), the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index, and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was due to the asset allocation strategy of the Fund. More than 81% of the Fund is allocated to equities, with approximately 58% allocated to U.S. equities. The U.S. equity markets declined during this period. However, the Fund outperformed its composite benchmark in both core U.S. equity stocks and U.S. small-cap equity stocks, primarily due to a decision to underemphasize the struggling technology and telecommunications sectors. The international markets were affected by three major external factors -- a global economic slowdown that lasted several quarters; a loss in confidence in management and business practices; and, more recently, the threat of war with Iraq. The fixed income markets provided bond investors with a healthy return, which included price appreciation as well as coupon income. Performance benefited by our decision to hold a reduced position in the credit sector and tactical allocations into mortgage backed securities. We believe this investment strategy will provide positive results in strong equity markets, and conversely, when markets retreat, the fixed income allocation is likely to cushion negative returns.


* AS A PERCENTAGE OF NET ASSETS
**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.
SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE ASSET MANAGEMENT.

GENE BOLTON IS THE PORTFOLIO MANAGER OF GE STRATEGY FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE ASSET MANAGEMENT, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE IS RESPONSIBLE FOR MANAGING GEAM'S U.S. EQUITY OPERATION AND ALSO PERSONALLY MANAGES THE US EQUITY SELECT STRATEGY. GENE JOINED GE IN 1964 AND, AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. HIS EXPERIENCE INCLUDES ASSIGNMENTS WITH GE'S MEDICAL SYSTEMS AND MAJOR APPLIANCE BUSINESSES AS WELL AS CORPORATE FINANCE. JOINING GE ASSET MANAGEMENT IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND MANAGED A GE PENSION FUND PORTFOLIO THROUGH 1991 WHEN HE WAS NAMED TO HIS PRESENT POSITION. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PLAN AS WELL AS CHAIRMAN OF GEAM'S ASSET ALLOCATION COMMITTEE. HE IS ALSO A TRUSTEE OF RENSSELAER POLYTECHNIC INSTITUTE AND CHAIRMAN OF THEIR INVESTMENT COMMITTEE, A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, AND A PAST MEMBER OF THE NEW YORK STOCK EXCHANGE PENSION ADVISORY COMMITTEE. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A BA DEGREE IN BUSINESS AND MANAGEMENT.



NOTES TO PERFORMANCE (unaudited)
--------------------------------------------------------------------------------

Information on the preceding pages relating to the Funds' one year total return and portfolio allocation is audited, all other information on the performance pages is unaudited.

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

The Adviser has voluntarily agreed to waive and/or bear certain fees and expenses of both the Funds and the underlying GE Funds. Without these provisions, the performance returns would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index (S&P 500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond), the Russell 2000 Index (Russell 2000), the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF) and the Credit Suisse First Boston Global High Yield Index (CS First Boston High Yield) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The MSCI EAFE is a composite of 913 foreign securities traded in 21 developed markets representing Europe, Australasia and Far East. The LB Aggregate is a composite of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EMF, which was included until May 2002 when the GE Emerging Markets Fund was eliminated from the Fund, is a composite of securities available to non-domestic investors traded in 25 emerging markets. The CS First Boston High Yield is a composite of below investment-grade corporate bonds issued in the United States. The 90 Day T-Bill is the average return on three month U.S. Treasury Bills. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

Total returns for the Composite Index are derived by applying each underlying Fund's target allocations to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE and the MSCI EMF; for the fixed income bond market, the LB Aggregate Bond and the CS First Boston High Yield; and for cash and cash equivalents, the 90 Day T-Bill.

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          GE CONSERVATIVE
                                                                                              STRATEGY
                                                                                                FUND

                                                                    9/30/02(d)     9/30/01     9/30/00      9/30/99    9/30/98(a)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                          --           --          --           --         1/5/98
Net asset value, beginning of period .............................  $  10.30      $ 11.27       $10.79       $10.32     $ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................................      0.34         0.26         0.35         0.27        0.31
   Net realized and unrealized gains (losses)
      on investments .............................................     (0.69)(c)    (0.56)        0.72         0.78        0.01
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ................     (0.35)       (0.30)        1.07         1.05        0.32
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................................      0.26         0.36         0.28         0.36         --
   Net realized gains ............................................      0.16         0.31         0.31         0.22         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................      0.42         0.67         0.59         0.58         --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................................  $   9.53      $ 10.30       $11.27       $10.79     $ 10.32
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(B) ..................................................     (3.61)%      (3.08)%      10.23%       10.44%       3.20%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......................   $ 1,659      $12,663       $4,102       $2,058     $   979
   Ratios to average net assets:
      Net investment income* .....................................      3.25%        3.09%        3.47%        3.39%       5.85%
      Net expenses* ..............................................      0.20%        0.20%        0.20%        0.20%       0.20%
      Gross expenses* ............................................      0.21%        0.73%        1.41%        0.79%       5.65%
   Portfolio turnover rate .......................................        33%          63%          55%          71%         67%
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------
(A)  INFORMATION IS FOR THE PERIOD JANUARY 5, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1998.

(B)  TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND
     OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.

(C)  DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE
     INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT
     OF OPERATIONS.

(D)  PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

----------------
See Notes to Financial Statements.


                                                                                           GE MODERATE
                                                                                            STRATEGY
                                                                                              FUND

                                                                  9/30/02(d)    9/30/01      9/30/00      9/30/99    9/30/98(a)
---------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                        --          --           --           --         1/5/98
Net asset value, beginning of period ............................. $  9.13      $ 11.57      $ 11.03     $ 10.22      $ 10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................................    0.33         0.29         0.29        0.22         0.61
   Net realized and unrealized gains (losses)
      on investments .............................................   (0.97)(c)    (1.31)        0.83        1.36        (0.39)
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ................   (0.64)       (1.02)        1.12        1.58         0.22
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................................    0.33         0.32         0.26        0.40           --
   Net realized gains ............................................    0.45         1.10         0.32        0.37           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................    0.78         1.42         0.58        0.77           --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................................... $  7.71      $  9.13      $ 11.57     $ 11.03      $ 10.22
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(B) ..................................................   (8.21)%     (10.03)%      10.29%      16.02%        2.20%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ...................... $11,365      $35,442      $40,974     $32,319      $25,148
   Ratios to average net assets:
      Net investment income* .....................................    3.60%        2.70%        2.50%       2.83%        7.39%
      Net expenses* ..............................................    0.20%        0.20%        0.20%       0.20%        0.20%
      Gross expenses* ............................................    0.21%        0.31%        0.32%       0.24%        0.33%
   Portfolio turnover rate .......................................      28%          25%          52%         41%          22%
---------------------------------------------------------------------------------------------------------------------------------


                                                                                         GE AGGRESSIVE
                                                                                           STRATEGY
                                                                                             FUND

                                                                   9/30/02      9/30/01      9/30/00      9/30/99   9/30/98(a)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                       --           --           --           --        1/5/98
Net asset value, beginning of period .............................$  9.82     $ 12.49       $ 11.60       $10.15      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................................   0.39        0.24          0.19         0.18        0.34
   Net realized and unrealized gains (losses)
      on investments .............................................  (1.35)(c)   (1.90)         1.15         1.87       (0.19)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ................  (0.96)      (1.66)         1.34         2.05        0.15
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................................   0.37        0.24          0.17         0.31         --
   Net realized gains ............................................   0.51        0.77          0.28         0.29         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................................   0.88        1.01          0.45         0.60         --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................................$  7.98     $  9.82       $ 12.49       $11.60      $10.15
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(B) .................................................. (11.37)%    (14.31)%       11.60%       20.86%       1.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......................$ 4,086     $10,445       $10,724       $5,100      $2,939
   Ratios to average net assets:
      Net investment income* .....................................   3.95%       2.06%         1.51%        2.07%       5.79%
      Net expenses* ..............................................   0.20%       0.20%         0.20%        0.20%       0.20%
      Gross expenses* ............................................   0.21%       0.56%         0.65%        0.41%       1.80%
   Portfolio turnover rate .......................................     42%         31%           50%          27%         28%
------------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

GE CONSERVATIVE STRATEGY FUND
September 30, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 101.2%
-------------------------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class A) .................................................           69,427               $  885,190
GE U.S. Equity Fund (Class A) ..................................................           22,661                  460,251
GE International Equity Fund (Class A) .........................................           20,780                  195,542
GE Small-Cap Value Equity Fund (Class A) .......................................            7,256                   83,367
GEI Short-Term Investment Fund .................................................           48,789                   48,789

TOTAL INVESTMENTS
   (COST $1,806,347) ...........................................................                                $1,673,139
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.2)%
-------------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                    12,500
Liabilities ....................................................................                                   (26,414)
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                   (13,914)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS-- 100% ..............................................................                                $1,659,225
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                $2,300,506
Undistributed net investment income ............................................                                   142,154
Accumulated net realized loss ..................................................                                  (650,227)
Net unrealized depreciation on investments .....................................                                  (133,208)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $1,659,225
-------------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........................................                                   174,188
Net asset value per share ......................................................                                     $9.53


----------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
GE MODERATE STRATEGY FUND
September 30, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.1%
-------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................          188,102            $   3,820,344
GE Fixed Income Fund (Class A) .................................................          255,291                3,254,955
GE International Equity Fund (Class A) .........................................          226,599                2,132,295
GE Small-Cap Value Equity Fund (Class A) .......................................          118,969                1,366,950
GE High Yield Fund (Class A) ...................................................          105,815                  584,100
GEI Short-Term Investment Fund .................................................          216,290                  216,290

TOTAL INVESTMENTS
   (COST $13,537,342) ..........................................................                               $11,374,934
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
-------------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                     5,799
Liabilities ....................................................................                                   (15,921)
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                   (10,122)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                               $11,364,812
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                               $18,010,567
Undistributed net investment income ............................................                                   361,159
Accumulated net realized loss ..................................................                                (4,844,506)
Net unrealized depreciation on investments .....................................                                (2,162,408)

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $11,364,812
-------------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........................................                                 1,473,258
Net asset value per share ......................................................                                     $7.71

----------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
GE AGGRESSIVE STRATEGY FUND
September 30, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS -- 100.5%
-------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................           75,267              $ 1,528,663
GE International Equity Fund (Class A) .........................................          102,815                  967,489
GE Small-Cap Value Equity Fund (Class A) .......................................           73,177                  840,799
GE Fixed Income Fund (Class A) .................................................           30,732                  391,828
GE High Yield Fund (Class A) ...................................................           52,917                  292,101
GEI Short-Term Investment Fund .................................................           83,876                   83,876

TOTAL INVESTMENTS
   (COST $5,067,769) ...........................................................                               $ 4,104,756
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.5)%
-------------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                       882
Liabilities ....................................................................                                   (19,298)
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                   (18,416)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                               $ 4,086,340
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                               $ 6,822,200
Undistributed net investment income ............................................                                    53,128
Accumulated net realized loss ..................................................                                (1,825,975)
Net unrealized depreciation on investments .....................................                                  (963,013)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $ 4,086,340
-------------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........................................                                   511,922
Net asset value per share ......................................................                                     $7.98


----------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the year ended September 30, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                           GE CONSERVATIVE             GE MODERATE             GE AGGRESSIVE
                                                              STRATEGY                  STRATEGY                 STRATEGY
                                                                FUND                      FUND                     FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend ..........................................     $ 94,880                $   570,496              $   281,284
      Interest ..........................................      234,423                    519,356                  105,671
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .........................................      329,303                  1,089,852                  386,955
---------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees ..................       19,175                     57,561                   18,674
      Transfer agent fees ...............................          840                      2,318                      675
      Trustees fees .....................................          358                        986                      288
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ..................       20,373                     60,865                   19,637
      Less: Expenses reimbursed
         by the Adviser .................................       (1,197)                    (3,303)                    (964)
---------------------------------------------------------------------------------------------------------------------------------
      Net expenses ......................................       19,176                     57,562                   18,673
---------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ................................      310,127                  1,032,290                  368,282
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ( LOSS)
   ON INVESTMENTS
      Realized loss on investments ......................     (412,135)                (4,183,624)              (1,470,980)
      Change in unrealized appreciation/
         (depreciation) on investments ..................      579,411                  3,817,367                1,166,249
---------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain/(loss)
         on investments .................................      167,276                   (366,257)                (304,731)
---------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ...................................     $477,403                $   666,033              $     63,551
---------------------------------------------------------------------------------------------------------------------------------

-----------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended September 30, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                      GE CONSERVATIVE              GE MODERATE              GE AGGRESSIVE
                                                         STRATEGY                   STRATEGY                  STRATEGY
                                                           FUND                       FUND                      FUND
                                                    YEAR           YEAR         YEAR          YEAR          YEAR        YEAR
                                                    ENDED          ENDED        ENDED         ENDED         ENDED       ENDED
                                                   9/30/02        9/30/01      9/30/02       9/30/01       9/30/02     9/30/01
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .................. $    310,127   $   217,889   $ 1,032,290  $ 1,061,530   $   368,282  $   224,494
      Net realized gain (loss) on investments      (412,135)       (3,953)   (4,183,624)   1,248,207    (1,470,980)     232,679
      Net increase (decrease) in unrealized
         appreciation/(depreciation)
         on investments ......................      579,411      (758,188)    3,817,367   (6,286,511)    1,166,249   (2,145,276)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations .....................      477,403      (544,252)      666,033   (3,976,774)       63,551   (1,688,103)
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income ..................     (323,207)     (138,000)   (1,256,724)  (1,111,866)     (408,308)    (210,000)
      Net realized gains .....................     (191,992)     (117,635)   (1,704,645)  (3,846,429)     (556,698)    (660,968)
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions .......................     (515,199)     (255,635)   (2,961,369)  (4,958,295)     (965,006)    (870,968)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
      from operations and distributions ......      (37,796)     (799,887)   (2,295,336)  (8,935,069)     (901,455)  (2,559,071)
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...........    3,492,238    11,205,000     4,779,941    5,354,347     3,803,154    3,956,829
      Value of distributions reinvested ......      515,196       255,636     2,961,366    4,958,293       965,001      870,969
      Cost of shares redeemed ................  (14,973,140)   (2,099,765)  (29,523,206)  (6,909,171)  (10,225,605)  (2,547,849)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from share transactions .............  (10,965,706)    9,360,871   (21,781,899)   3,403,469    (5,457,450)   2,279,949
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)IN NET ASSETS ....  (11,003,502)    8,560,984   (24,077,235)  (5,531,600)   (6,358,905)    (279,122)

NET ASSETS
   Beginning of year .........................   12,662,727     4,101,743    35,442,047   40,973,647    10,445,245   10,724,367
------------------------------------------------------------------------------------------------------------------------------------
   End of year ............................... $  1,659,225   $12,662,727   $11,364,812  $35,442,047   $ 4,086,340  $10,445,245
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ............................... $    142,154   $   161,637   $   361,159  $   585,593   $    53,128  $    93,154

CHANGES IN FUND SHARES
Shares sold by subscription ..................      337,736     1,038,139       532,766      525,751       386,048      354,011
Shares issued for distributions reinvested ...       50,361        23,736       332,364      490,435        98,974       77,145
Shares redeemed ..............................   (1,443,652)     (196,159)   (3,273,072)    (677,335)   (1,037,275)    (225,477)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .......   (1,055,555)      865,716    (2,407,942)     338,851      (552,253)     205,679
------------------------------------------------------------------------------------------------------------------------------------


-----------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  September 30, 2002
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS
GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS  September 30, 2002
--------------------------------------------------------------------------------

At September 30, 2002, information on the tax components of capital is as follows:

                                                                                                                    NET TAX
                                                                                                                  UNREALIZED
                                               COST OF                GROSS TAX              GROSS TAX           APPRECIATION/
                                            INVESTMENTS FOR          UNREALIZED             UNREALIZED          (DEPRECIATION)
                                             TAX PURPOSES           APPRECIATION           DEPRECIATION         ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund               $  1,873,346             $  36,045           $   (236,643)         $   (200,598)
GE Moderate Strategy Fund                     14,427,373               128,712             (3,181,151)           (3,052,439)
GE Aggressive Strategy Fund                    5,452,143                15,870             (1,363,257)           (1,347,387)


                                                NET TAX
                                            APPRECIATION/           UNDISTRIBUTED
                                            (DEPRECIATION)            ORDINARY             UNDISTRIBUTED
                                            ON DERIVATIVES,            INCOME/           LONG-TERM GAINS/        POST OCTOBER
                                          CURRENCY AND OTHER        (ACCUMULATED           (ACCUMULATED             LOSSES
                                              NET ASSETS           ORDINARY LOSS)          CAPITAL LOSS)      (SEE DETAIL BELOW)
------------------------------------------------------------------------------------------------------------------------------------

GE Conservative Strategy Fund              $     --                   $139,890          $       --            $    (580,572)
GE Moderate Strategy Fund                        --                    354,751                (64,217)           (3,883,849)
GE Aggressive Strategy Fund                      --                     50,533                  --               (1,439,005)

As of September 30, 2002, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

FUND                                     AMOUNT        EXPIRES
--------------------------------------------------------------------------------
GE Moderate Strategy Fund              $ 64,217         2010

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2001 as follows:

FUND                                   CURRENCY     CAPITAL
--------------------------------------------------------------------------------
GE Conservative Strategy Fund         $    --    $   580,572
GE Moderate Strategy Fund                  --      3,883,849
GE Aggressive Strategy Fund                --      1,439,005

The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended September 30, 2002 was as follows:

                                    ORDINARY       LONG-TERM
                                     INCOME      CAPITAL GAINS
--------------------------------------------------------------------------------
GE Conservative Strategy Fund   $   400,968    $   114,231
GE Moderate Strategy Fund         1,281,470      1,679,899
GE Aggressive Strategy Fund         428,624        536,382


DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

NOTES TO FINANCIAL STATEMENTS  September 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


3.   FEES AND COMPENSATION PAID TO AFFILIATES
ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity to other Funds advised by GEAM. The Trustees receive an annual fee of $48,000 and an additional fee of $500 per Trustees' meeting attended in person and $250 per telephone meeting. These fees are allocated proportionally among all of the Funds served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the year ended September 30, 2002, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4.   INVESTMENT TRANSACTIONS
PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the year ended September 30, 2002, were as follows:

                                   PURCHASES          SALES
--------------------------------------------------------------------------------
GE Conservative Strategy Fund     $2,871,743      $13,690,900
GE Moderate Strategy Fund          7,367,382       30,334,219
GE Aggressive Strategy Fund        3,611,762        9,387,711


5.   BENEFICIAL INTEREST
The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at September 30, 2002.


                          5% OR GREATER SHAREHOLDERS
                          --------------------------
                                             % OF
                           NUMBER          FUND HELD
--------------------------------------------------------------------------------
GE Conservative
  Strategy Fund               4                99%
GE Moderate
  Strategy Fund               2                94%
GE Aggressive
  Strategy Fund               4                99%


Investment activities of these shareholders could have a material impact on these Funds.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Trustees of GE LifeStyle Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting GE LifeStyle Funds (the "Trust") at September 30, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, MA
November 22, 2002

TAX INFORMATION  (unaudited)
--------------------------------------------------------------------------------

During the year ended September 30, 2002, the following GE Lifestyle Funds paid to shareholders of record on December 18, 2001 the following long-term capital gain dividends.


FUND                                       PER SHARE AMOUNT
--------------------------------------------------------------------------------
GE Conservative
   Strategy Fund                               $0.09241
GE Moderate
   Strategy Fund                                0.43923
GE Aggressive
   Strategy Fund                                0.49126


Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.

Interested Trustees and Executive Officers

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 53

POSITION(S) HELD WITH FUND Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE"), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 63

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board, Chief Executive Officer and President of GE Investment Distributors, Inc., a registered broker-dealer, since 1993; Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board and Chief Executive Officer of Centurion Funds, Inc. since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 56

POSITION(S) HELD WITH FUND Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 63

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 35

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year P

RINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since June 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 41

POSITION(S) HELD WITH FUND Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Asset Management Services at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since 1997; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A


NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 56

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 53

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds, Inc. since December 2001.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 55

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 53

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 66

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.;

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 53

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Richard Meisenberg
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE HIGH YIELD FUND
  Stephen F. Esser
  Gordon Loery
  Deanne L. Loughnane -
    Morgan Stanley Investment Management Inc.

  GE U.S. EQUITY FUND
  Team led by Eugene K. Bolton

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall


  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy

  ASSISTANT TREASURER
  Michael M. D'Ambrosio

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher LLP

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

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                                       23

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                                       24

                                  [BLANK PAGE]

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905


DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
201 MERRITT 7
PO BOX 4800
NORWALK, CT 06856-4800


WWW.GEASSETMANAGEMENT.COM



[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.

                                                                 GE-LSS-2 (9/02)